UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Core Income
Fund (formerly PAS Core Income
Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912893.100

SSC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 98.6%
	Shares	Value
High Yield Fixed-Income Funds - 0.8%
Fidelity Focused High Income Fund (a)	3,934,336	$ 36,707,353
Intermediate-Term Bond Funds - 97.5%
DoubleLine Total Return Bond Fund Class N	8,108,146	90,162,585
Fidelity Intermediate Bond Fund (a)	20,521,520	219,580,264
Fidelity Investment Grade Bond Fund (a)	164,890,363	1,228,433,201
Fidelity Total Bond Fund (a)	14,469,262	158,004,339
Fidelity U.S. Bond Index Fund (a)	15,234,709	175,199,153
JPMorgan Core Bond Fund Class A	19,082,708	221,931,892
Loomis Sayles Bond Fund Retail Class	2,299,943	32,337,205
Metropolitan West Total Return Bond Fund Class M	28,442,750	302,915,283
PIMCO Total Return Fund Administrative Class	119,268,541	1,370,395,535
T. Rowe Price New Income Fund Advisor Class	18,134,295	175,177,287
Templeton Global Bond Fund Class A	6,343,743	85,450,212
Westcore Plus Bond Fund	3,852,544	41,800,101
Western Asset Core Bond Portfolio Class F	6,399,649	73,723,952
Western Asset Core Plus Bond Portfolio	20,591,813	224,450,763
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,399,561,772
Sector Funds - 0.3%
Fidelity Real Estate Income Fund (a)	1,176,259	12,221,335
TOTAL FIXED-INCOME FUNDS (Cost $4,278,336,063)		4,448,490,460
Short-Term Funds - 1.4%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $61,844,906)	5,385,749	62,313,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,340,180,969)		4,510,803,570
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,590,843
NET ASSETS - 100%		$ 4,512,394,413
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 917,798
Fidelity Intermediate Bond Fund	5,802,732
Fidelity Investment Grade Bond Fund	11,482,296
Fidelity New Markets Income Fund	33,480
Fidelity Real Estate Income Fund	406,612
Fidelity Total Bond Fund	12,902,725
Fidelity U.S. Bond Index Fund	2,969,989
Total	$ 34,515,632
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 18,741,343	$ 21,400,021	$ 3,492,334	$ 36,707,353
Fidelity Intermediate Bond Fund	213,541,617	22,596,389	24,896,697	219,580,264
Fidelity Investment Grade Bond Fund	319,196,192	898,334,496	-	1,228,433,201
Fidelity New Markets Income Fund	15,961,503	-	16,288,080	-
Fidelity Real Estate Income Fund	14,058,490	406,612	3,492,334	12,221,335
Fidelity Total Bond Fund	498,522,143	31,247,483	389,312,444	158,004,339
Fidelity U.S. Bond Index Fund	110,754,029	61,374,752	-	175,199,153
Total	$ 1,190,775,317	$ 1,035,359,753	$ 437,481,889	$ 1,830,145,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $4,343,602,248. Net unrealized appreciation aggregated $167,201,322, of which $178,104,175 related to appreciated investment securities and $10,902,853 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.918362.100

SAE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.1%
	Shares	Value
Diversified Emerging Markets - 100.1%
Aberdeen Emerging Markets Institutional Fund	12,920,431	$ 180,369,213
Acadian Emerging Market Portfolio Institutional Class	7,891,954	150,262,811
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5,037,140	75,960,075
Fidelity Emerging Markets Fund (a)	10,014,068	252,454,662
Invesco Developing Markets Fund Class A	1,504,866	48,546,968
Lazard Emerging Markets Equity Portfolio Institutional Class	15,097,439	311,762,117
Oppenheimer Developing Markets Fund Class A	2,235,964	75,687,379
SSgA Emerging Markets Fund	4,333,908	91,965,530
T. Rowe Price Emerging Markets Stock Fund	6,450,346	218,279,702
Vanguard Emerging Markets ETF	2,179,100	99,236,214
TOTAL EQUITY FUNDS (Cost $1,559,351,914)		1,504,524,671
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $943)	943	943
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,559,352,857)		1,504,525,614
NET OTHER ASSETS (LIABILITIES) - 0.0%		(175,137)
NET ASSETS - 100%		$ 1,504,350,477
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 943
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Emerging Markets Fund	$ -	$ 266,548,855	$ 5,640,768	$ 252,454,662
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,559,736,549. Net unrealized depreciation aggregated $55,210,935, of which $88 related to appreciated investment securities and $55,211,023 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Income
Opportunities Fund (formerly PAS
Income Opportunities Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912885.100

SRQ-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	11,492,558	$ 86,653,884
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	6,235,436	57,927,196
Fidelity Advisor High Income Fund Institutional Class (a)	9,647,307	81,616,219
Fidelity Capital & Income Fund (a)	56,082,280	519,882,736
Fidelity Focused High Income Fund (a)	965,543	9,008,520
Fidelity High Income Fund (a)	29,756,772	264,537,705
Goldman Sachs High Yield Fund Class A	6,991,033	50,055,799
Janus High-Yield Fund Class T	7,257,728	64,593,779
MainStay High Yield Corporate Bond Fund Class A	17,952,707	105,023,338
PIMCO High Yield Fund Administrative Class	19,211,278	176,743,754
T. Rowe Price High Yield Fund Advisor Class	64,241,048	431,057,431
TOTAL FIXED-INCOME FUNDS (Cost $1,742,823,453)		1,847,100,361
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,742,823,453)		1,847,100,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,763)
NET ASSETS - 100%		$ 1,847,059,598
Legend
(a) Affiliated company
Affiliated Underlying Fund
Information regarding fiscal year to date income earned by the Fund from investments in affliated Underlying Funds is as follows
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,913,057
Fidelity Advisor High Income Fund Institutional Class	2,993,228
Fidelity Capital & Income Fund	16,247,932
Fidelity Focused High Income Fund	285,258
Fidelity High Income Fund	8,606,899
$ 30,046,374
Additional information regarding the Fund's fiscal year to date purchase and sales of the affliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 36,255,661	$ 19,082,684	$ 635,829	$ 57,927,196
Fidelity Advisor High Income Fund Institutional Class	41,885,958	38,126,868	1,271,658	81,616,219
Fidelity Capital & Income Fund	233,492,098	262,216,712	5,722,461	519,882,736
Fidelity Focused High Income Fund	-	8,880,352	-	9,008,520
Fidelity High Income Fund	99,776,479	159,578,564	3,179,145	264,537,705
Total	$ 411,410,196	$ 487,885,180	$ 10,809,093	$ 932,972,376
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,746,216,995. Net unrealized appreciation aggregated $100,883,366, of which $112,052,900 related to appreciated investment securities and $11,169,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund
(formerly PAS International Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912869.100

SIT-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 47.9%
American EuroPacific Growth Fund Class F-1	5,701,088	$ 222,969,563
Artio International Equity Fund II Class A	11,982,726	142,714,264
Fidelity Canada Fund (a)	2,511,884	138,555,511
Fidelity International Discovery Fund (a)	21,804,662	679,869,357
GE Institutional International Equity Fund Service Class	29,279,613	314,170,251
Harbor International Fund Retirement Class	17,024,251	952,677,113
Henderson European Focus Fund Class A	38	1,009
Henderson International Opportunities Fund Class A	8,502,721	170,309,493
Manning & Napier Fund, Inc. World Opportunities Series Class A	80,523,059	662,704,772
Masters' Select International Fund Investor Class	15,555,563	217,933,441
MFS Research International Fund A Shares	42,351,876	606,902,384
Thornburg International Value Fund Class A	15,553,849	409,688,388
TOTAL FOREIGN LARGE BLEND FUNDS		4,518,495,546
Foreign Large Growth Funds - 15.9%
AIM International Growth Fund Class A	3,714,330	96,684,020
Fidelity Diversified International Fund (a)	16,465,707	469,437,312
Fidelity International Capital Appreciation Fund (a)	4,866,275	59,806,525
Scout International Fund	10,863,884	330,913,900
T. Rowe Price International Stock Fund Advisor Class	2,746,433	36,939,520
William Blair International Growth Fund Class N	24,058,581	504,027,270
TOTAL FOREIGN LARGE GROWTH FUNDS		1,497,808,547
Foreign Large Value Funds - 20.4%
Causeway International Value Fund Investor Class	39,588,425	459,225,729
MFS International Value Fund A Shares	16,888,803	391,144,683
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	36,469,715	459,518,406
Oakmark International Fund Class I	20,766,028	375,449,786
Quant Foreign Value Fund Ordinary Shares	9,413,280	120,678,255
SSgA International Stock Selection Fund Institutional Class	12,201,524	114,084,252
TOTAL FOREIGN LARGE VALUE FUNDS		1,920,101,111
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	$ 1,161
Neuberger Berman International Fund Trust Class	373	6,561
TOTAL FOREIGN SMALL MID GROWTH FUNDS		7,722
Foreign Small Mid Value Funds - 7.1%
Artisan International Value Fund Investor Class	14,437,538	366,424,710
Morgan Stanley International Small Cap Portfolio Class P	7,195,425	88,071,997
Third Avenue International Value Fund	13,314,223	212,494,995
TOTAL FOREIGN SMALL MID VALUE FUNDS		666,991,702
Sector Funds - 1.6%
ING International Real Estate Fund Class A	15,070,040	125,533,434
SPDR DJ Wilshire International Real Estate ETF	706,300	26,775,833
TOTAL SECTOR FUNDS		152,309,267
Other - 7.1%
Acadian Emerging Market Portfolio Institutional Class	1,451,061	27,628,208
Fidelity Japan Fund (a)	12,922,013	138,136,323
Fidelity Japan Smaller Companies Fund (a)	5,596,807	47,125,119
GMO Emerging Countries Fund Class M	654,272	7,046,510
iShares MSCI Australia Index ETF	2,947,300	69,438,388
iShares MSCI Emerging Markets Index ETF	2,828,900	126,649,853
iShares MSCI Japan Index ETF	10,722,200	110,116,994
iShares MSCI Pacific ex-Japan Index ETF	2,254,600	100,307,154
Lazard Emerging Markets Equity Portfolio	56	1,177
Matthews Pacific Tiger Fund Class I	14,986	337,033
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,419,208
SSgA Emerging Markets Fund	50	1,055
Wintergreen Fund	2,541,069	33,872,447
TOTAL OTHER		667,079,469
TOTAL EQUITY FUNDS (Cost $8,782,302,019)		9,422,793,364
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (a) (Cost $5,803)	5,803	$ 5,803
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,782,307,822)		9,422,799,167
NET OTHER ASSETS (LIABILITIES) - 0.0%		(241,957)
NET ASSETS - 100%		$ 9,422,557,210
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 2,070
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 16,626,927	$ 114,610,749	$ 5,316,986	$ 138,555,511
Fidelity Diversified International Fund	265,086,398	237,941,580	67,156,121	469,437,312
Fidelity International Capital Appreciation Fund	53,828,736	-	1,421,363	59,806,525
Fidelity International Discovery Fund	296,669,460	364,736,650	33,212,952	679,869,357
Fidelity Japan Fund	106,922,763	32,781,572	5,458,096	138,136,323
Fidelity Japan Smaller Companies Fund	35,127,841	11,904,847	-	47,125,119
Total	$ 774,262,125	$ 761,975,398	$ 112,565,518	$ 1,532,930,147
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $8,819,468,962. Net unrealized appreciation aggregated $603,330,205, of which $733,705,845 related to appreciated investment securities and $130,375,640 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund (formerly PAS International
Fidelity Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912843.100

SIL-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 11.6%
	Shares	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	23,200	$ 752,125
Bridgestone Corp.	36,400	669,460
Denso Corp.	4,300	139,966
NHK Spring Co. Ltd.	6,000	60,369
Sumitomo Rubber Industries Ltd.	6,000	60,871
		1,682,791
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	3,800	285,701
Daimler AG (Germany) (a)	8,112	525,039
Fuji Heavy Industries Ltd. (a)	22,000	162,253
Honda Motor Co. Ltd.	38,100	1,378,195
Nissan Motor Co. Ltd. (a)	38,500	360,109
Peugeot Citroen SA (a)	13,590	506,557
Renault SA (a)	1,700	89,092
Toyota Motor Corp.	28,100	1,089,302
		4,396,248
Distributors - 0.0%
Li & Fung Ltd.	30,000	186,993
Hotels, Restaurants & Leisure - 0.1%
Accor SA	4,200	177,511
Carnival PLC	8,000	328,036
Genting International PLC (a)	78,000	117,537
		623,084
Household Durables - 0.1%
Desarrolladora Homex SAB de CV sponsored ADR (a)	11,800	397,070
Panasonic Corp.	12,000	172,000
Persimmon PLC	50,000	263,304
Sekisui House Ltd. (a)	7,000	66,411
		898,785
Internet & Catalog Retail - 0.0%
DeNA Co. Ltd.	2,200	64,250
Rakuten, Inc.	198	151,662
Start Today Co. Ltd.	2	6,515
		222,427
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Sega Sammy Holdings, Inc.	4,000	$ 67,396
Media - 0.2%
ITV PLC (a)	120,000	124,389
Lagardere S.C.A. (Reg.)	1,700	62,771
Modern Times Group MTG AB (B Shares)	2,600	189,782
Pearson PLC	7,200	103,834
United Business Media Ltd.	6,900	66,104
Vivendi	24,529	598,338
WPP PLC	37,699	417,726
		1,562,944
Multiline Retail - 0.1%
Marui Group Co. Ltd.	7,200	58,201
PPR SA	1,400	222,400
		280,601
Specialty Retail - 0.2%
ABC-Mart, Inc.	2,100	71,192
Carphone Warehouse Group PLC (a)	5,500	32,804
H&M Hennes & Mauritz AB (B Shares)	7,471	252,117
Inditex SA	1,600	120,565
K'S Denki Corp.	14,500	377,553
Kingfisher PLC	145,000	529,951
The Game Group PLC	194,500	208,722
		1,592,904
Textiles, Apparel & Luxury Goods - 0.1%
Billabong International Ltd.	9,133	73,960
Burberry Group PLC	7,800	120,824
Christian Dior SA	800	110,784
Compagnie Financiere Richemont SA Series A	4,092	220,572
LVMH Moet Hennessy - Louis Vuitton	2,248	340,918
		867,058
TOTAL CONSUMER DISCRETIONARY		12,381,231
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	19,152	$ 1,042,106
Carlsberg AS Series B	1,800	169,890
Fosters Group Ltd.	46,500	251,783
Pernod-Ricard SA	5,720	466,134
SABMiller PLC	7,500	237,253
		2,167,166
Food & Staples Retailing - 0.3%
Carrefour SA	2,200	99,520
Koninklijke Ahold NV	5,846	70,637
Lawson, Inc.	1,500	66,499
Metcash Ltd.	41,656	166,471
Metro AG	3,200	229,501
Seven & i Holdings Co., Ltd.	5,000	122,164
Tesco PLC	209,000	1,346,671
Wesfarmers Ltd.	2,051	61,837
		2,163,300
Food Products - 0.3%
Associated British Foods PLC	13,000	214,516
Dairy Crest Group PLC	59,553	333,894
Danone	2,800	163,983
Nestle SA	33,910	1,843,063
Toyo Suisan Kaisha Ltd.	4,000	84,412
		2,639,868
Household Products - 0.0%
Reckitt Benckiser Group PLC	7,800	412,452
Personal Products - 0.0%
Kao Corp.	1,500	37,561
L'Oreal SA	1,900	202,032
		239,593
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	18,700	678,798
Japan Tobacco, Inc.	55	187,011
		865,809
TOTAL CONSUMER STAPLES		8,488,188
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Aker Solutions ASA	6,400	94,663
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Fred Olsen Energy ASA	7,500	$ 278,238
Saipem SpA	10,300	428,573
Technip SA	900	69,874
		871,348
Oil, Gas & Consumable Fuels - 0.8%
BG Group PLC	46,717	843,907
BP PLC	153,900	1,027,150
ENI SpA	20,600	414,443
Oil Search Ltd.	17,100	111,929
Origin Energy Ltd.	10,800	162,705
PetroChina Co. Ltd. (H Shares)	262,000	321,982
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	21,700	311,139
Repsol YPF SA	8,640	208,235
Royal Dutch Shell PLC:
Class A (United Kingdom)	70,222	2,114,359
Class B	13,900	413,099
StatoilHydro ASA	22,600	448,112
Tullow Oil PLC	10,000	178,387
		6,555,447
TOTAL ENERGY		7,426,795
FINANCIALS - 2.8%
Capital Markets - 0.2%
Macquarie Group Ltd.	4,500	152,881
Mediobanca SpA	10,500	86,398
Nomura Holdings, Inc.	17,200	99,197
UBS AG (a)	67,870	1,022,306
		1,360,782
Commercial Banks - 1.7%
Australia & New Zealand Banking Group Ltd.	23,910	519,235
Banco Bilbao Vizcaya Argentaria SA	44,000	404,135
Banco do Brasil SA	14,600	280,082
Barclays PLC	100,500	403,731
BNP Paribas SA	15,980	945,728
BOC Hong Kong (Holdings) Ltd.	40,000	137,540
Commonwealth Bank of Australia	9,030	417,810
Credit Agricole SA	9,900	121,305
Danske Bank AS (a)	18,063	447,914
DnB NOR ASA	16,300	199,054
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Erste Bank AG	3,700	$ 144,710
HSBC Holdings PLC (United Kingdom)	232,200	2,349,447
Intesa Sanpaolo SpA	229,878	598,186
KBC Groupe SA (a)	2,467	86,529
Lloyds Banking Group PLC (a)	1,066,200	1,006,853
Mitsubishi UFJ Financial Group, Inc.	245,500	1,164,116
Mizrahi Tefahot Bank Ltd.	11,000	111,405
Mizuho Financial Group, Inc.	100,000	157,963
National Australia Bank Ltd.	28,582	642,332
Oversea-Chinese Banking Corp. Ltd.	32,000	240,618
Societe Generale Series A	15,920	737,729
Sumitomo Mitsui Financial Group, Inc.	35,800	1,099,439
Sumitomo Trust & Banking Co. Ltd.	18,000	95,523
Swedbank AB (A Shares) (a)	60,700	767,066
Unione di Banche Italiane SCpA	15,000	124,302
Westpac Banking Corp.	33,437	684,788
		13,887,540
Consumer Finance - 0.1%
ORIX Corp.	6,050	516,909
Promise Co. Ltd.	13,100	73,730
		590,639
Diversified Financial Services - 0.1%
Deutsche Boerse AG	3,000	181,400
IG Group Holdings PLC	8,800	67,213
ING Groep NV (Certificaten Van Aandelen) unit (a)	107,800	950,607
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	73,131
		1,272,351
Insurance - 0.4%
AEGON NV (a)	122,300	672,297
Ageas	43,000	98,221
AIA Group Ltd.	39,600	114,491
Allianz AG	6,626	726,662
AMP Ltd.	15,000	72,595
AXA SA	46,220	663,452
Baloise Holdings AG	1,700	144,991
MS&AD Insurance Group Holdings, Inc.	3,600	82,338
Munich Re Group	1,400	194,418
NKSJ Holdings, Inc. (a)	18,000	120,452
Prudential PLC	13,763	121,767
Resolution Ltd.	35,400	116,333
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Sony Financial Holdings, Inc.	23	$ 83,139
Storebrand ASA (A Shares) (a)	22,000	127,294
Suncorp-Metway Ltd.	50,041	433,050
T&D Holdings, Inc.	4,000	90,666
		3,862,166
Real Estate Investment Trusts - 0.1%
Ascendas Real Estate Investment Trust (A-REIT)	52,000	81,902
British Land Co. PLC	18,000	134,654
Westfield Group unit	52,500	611,308
Westfield Retail Trust unit (c)	5,319	14,018
		841,882
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd.	36,000	167,598
Henderson Land Development Co. Ltd.	21,000	148,068
Mitsubishi Estate Co. Ltd.	10,000	168,560
Mitsui Fudosan Co. Ltd.	18,000	318,152
New World Development Co. Ltd.	139,000	276,031
Swire Pacific Ltd. (A Shares)	12,000	184,829
Wharf Holdings Ltd.	31,000	208,397
		1,471,635
TOTAL FINANCIALS		23,286,995
HEALTH CARE - 0.9%
Biotechnology - 0.0%
CSL Ltd.	5,566	186,216
Health Care Equipment & Supplies - 0.2%
Elekta AB (B Shares)	5,200	174,962
Essilor International SA	2,388	149,183
Nakanishi, Inc.	3,700	387,310
Sonova Holding AG Class B	1,000	124,844
Terumo Corp.	2,800	148,747
William Demant Holding AS (a)	1,300	90,552
		1,075,598
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG & Co. KGaA	2,400	138,517
Ramsay Health Care Ltd.	5,000	74,751
		213,268
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Lonza Group AG	1,700	$ 131,186
Pharmaceuticals - 0.7%
Astellas Pharma, Inc.	5,000	179,030
Bayer AG	3,752	272,450
GlaxoSmithKline PLC	14,400	272,715
Mitsubishi Tanabe Pharma Corp.	7,000	110,247
Novartis AG	30,971	1,649,412
Novo Nordisk AS Series B	7,060	700,535
Roche Holding AG (participation certificate)	6,461	887,088
Rohto Pharmaceutical Co. Ltd.	4,000	43,831
Sanofi-Aventis	14,663	888,719
Shire PLC	16,000	374,857
Teva Pharmaceutical Industries Ltd.	4,700	236,696
		5,615,580
TOTAL HEALTH CARE		7,221,848
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Meggitt PLC	63,900	322,490
Safran SA	4,700	147,221
		469,711
Air Freight & Logistics - 0.0%
Deutsche Post AG	10,300	165,026
Airlines - 0.1%
British Airways PLC (a)	20,400	81,094
Cathay Pacific Airways Ltd.	40,000	116,677
Deutsche Lufthansa AG (a)	20,700	440,460
Qantas Airways Ltd. (a)	174,952	440,960
		1,079,191
Building Products - 0.1%
Asahi Glass Co. Ltd.	24,000	266,875
Wienerberger AG (a)	16,300	257,667
		524,542
Commercial Services & Supplies - 0.0%
Edenred (a)	6,300	140,144
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Obayashi Corp.	15,000	$ 62,183
VINCI SA	12,940	626,423
		688,606
Electrical Equipment - 0.1%
Alstom SA	2,820	116,148
Nidec Corp.	800	79,842
Schneider Electric SA	2,390	335,466
Sumitomo Electric Industries Ltd.	3,700	48,309
		579,765
Industrial Conglomerates - 0.3%
Keppel Corp. Ltd.	32,000	258,307
Koninklijke Philips Electronics NV	30,300	819,132
Siemens AG	10,510	1,149,750
		2,227,189
Machinery - 0.4%
Fanuc Ltd.	1,800	257,294
GEA Group AG	4,672	112,297
Komatsu Ltd.	35,200	972,847
Kubota Corp.	14,000	126,519
Makita Corp.	4,000	144,590
MAN SE	1,541	181,039
NSK Ltd.	62,000	521,836
Sandvik AB	3,900	65,971
Vallourec SA	5,680	539,394
Volvo AB (B Shares) (a)	34,300	497,808
		3,419,595
Marine - 0.1%
Kawasaki Kisen Kaisha Ltd. (a)	105,000	438,231
Kuehne & Nagel International AG	2,300	294,933
Nippon Yusen KK	23,000	100,223
Orient Overseas International Ltd.	12,000	116,446
		949,833
Professional Services - 0.0%
Adecco SA (Reg.)	3,404	193,831
Capita Group PLC	3,900	39,547
Experian PLC	7,400	84,533
		317,911
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.0%
East Japan Railway Co.	1,400	$ 83,591
West Japan Railway Co.	30	105,041
		188,632
Trading Companies & Distributors - 0.3%
Itochu Corp.	18,000	166,707
Mitsubishi Corp.	39,100	987,173
Mitsui & Co. Ltd.	16,900	263,552
Sumitomo Corp.	46,300	602,741
Travis Perkins PLC	32,800	412,179
Wolseley PLC (a)	3,000	80,064
		2,512,416
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	8,000	61,660
MAp Group unit	101,200	294,834
		356,494
TOTAL INDUSTRIALS		13,619,055
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Nokia Corp.	42,102	389,283
Telefonaktiebolaget LM Ericsson (B Shares)	14,500	149,616
		538,899
Computers & Peripherals - 0.0%
Fujitsu Ltd.	19,000	121,743
Gemalto NV	2,500	97,744
Logitech International SA (Reg.) (a)	3,600	68,869
Toshiba Corp. (a)	38,000	197,422
		485,778
Electronic Equipment & Components - 0.2%
Fujifilm Holdings Corp.	3,800	127,206
Hon Hai Precision Industry Co. Ltd. (Foxconn)	98,000	348,852
Hoya Corp.	3,100	73,124
Kingboard Chemical Holdings Ltd.	56,000	290,637
Murata Manufacturing Co. Ltd.	600	36,637
TDK Corp.	9,100	584,390
Young Fast Optoelectron Co. Ltd.	26,000	282,349
		1,743,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Indra Sistemas SA	6,000	$ 96,015
Otsuka Corp.	800	51,909
		147,924
Office Electronics - 0.2%
Canon, Inc.	26,300	1,237,497
Ricoh Co. Ltd.	9,000	126,413
		1,363,910
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	5,400	175,720
Infineon Technologies AG	40,030	355,670
Tokyo Electron Ltd.	2,600	162,745
		694,135
Software - 0.1%
Nintendo Co. Ltd.	600	162,968
Playtech Ltd.	17,000	106,418
SAP AG	7,700	359,164
		628,550
TOTAL INFORMATION TECHNOLOGY		5,602,391
MATERIALS - 1.2%
Chemicals - 0.4%
Air Liquide SA	1,500	175,599
Air Water, Inc.	6,000	71,052
BASF AG	4,400	328,356
Incitec Pivot Ltd.	99,248	355,728
Johnson Matthey PLC	5,800	160,925
JSR Corp.	7,000	118,862
Lanxess AG	2,700	190,173
Linde AG	3,200	446,876
Mitsubishi Chemical Holdings Corp.	10,500	60,276
Mitsui Chemicals, Inc.	41,000	124,951
Nitto Denko Corp.	2,100	87,202
Shin-Etsu Chemical Co., Ltd.	12,800	623,784
Solvay SA Class A	1,100	106,287
Sumitomo Chemical Co. Ltd.	22,000	94,158
Ube Industries Ltd.	27,000	68,524
Umicore SA	7,200	341,636
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Wacker Chemie AG	600	$ 102,790
Yara International ASA	1,400	66,629
		3,523,808
Construction Materials - 0.1%
HeidelbergCement AG	14,430	783,859
Containers & Packaging - 0.0%
Rexam PLC	20,000	93,782
Toyo Seikan Kaisha Ltd.	1,500	26,929
		120,711
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	9,800	429,885
BHP Billiton Ltd.	26,771	1,100,464
BHP Billiton PLC	7,000	248,704
JFE Holdings, Inc.	15,000	475,679
Kazakhmys PLC	3,500	75,445
Newcrest Mining Ltd.	12,690	482,202
Rio Tinto Ltd.	6,200	488,473
Rio Tinto PLC	17,400	1,109,165
Xstrata PLC	53,900	1,083,057
		5,493,074
TOTAL MATERIALS		9,921,452
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
BT Group PLC	164,300	434,609
Iliad Group SA	1,300	130,252
Nippon Telegraph & Telephone Corp.	4,100	185,879
PCCW Ltd.	222,000	87,771
Singapore Telecommunications Ltd.	185,000	434,272
Swisscom AG	2,130	868,002
TalkTalk Telecom Group PLC	104,500	248,011
Telefonica SA	9,000	191,109
Telenor ASA	15,800	227,088
Telstra Corp. Ltd.	291,005	783,666
		3,590,659
Wireless Telecommunication Services - 0.3%
KDDI Corp.	10	57,061
NTT DoCoMo, Inc.	69	111,975
SOFTBANK CORP.	8,200	283,932
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Ltd. ADR	17,300	$ 271,091
Vodafone Group PLC	696,300	1,736,978
		2,461,037
TOTAL TELECOMMUNICATION SERVICES		6,051,696
UTILITIES - 0.3%
Electric Utilities - 0.1%
E.ON AG	8,618	247,242
Energias de Portugal SA	90,619	289,791
Fortum Corp.	10,400	274,407
Osterreichische Elektrizitatswirtschafts AG	3,530	111,053
		922,493
Gas Utilities - 0.0%
Tokyo Gas Co. Ltd.	73,000	318,385
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	111,909	709,239
Multi-Utilities - 0.1%
GDF Suez	16,370	542,830
National Grid PLC	31,000	273,759
		816,589
TOTAL UTILITIES		2,766,706
TOTAL COMMON STOCKS (Cost $99,099,916)		96,766,357
Nonconvertible Preferred Stocks - 0.1%

Volkswagen AG (Cost $782,366)	6,200	996,178
Equity Funds - 88.1%

Foreign Large Blend Funds - 45.6%
Fidelity Advisor Overseas Fund Institutional Class (b)	6,285,238	110,054,511
Fidelity Canada Fund (b)	184,734	10,189,954
Fidelity International Discovery Fund (b)	5,481,453	170,911,717
Fidelity Overseas Fund (b)	1,628,598	49,509,366
Spartan International Index Fund Investor Class (b)	1,201,748	40,018,212
TOTAL FOREIGN LARGE BLEND FUNDS		380,683,760
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - 26.9%
Fidelity Diversified International Fund (b)	5,340,259	$ 152,250,782
Fidelity International Capital Appreciation Fund (b)	5,883,884	72,312,930
TOTAL FOREIGN LARGE GROWTH FUNDS		224,563,712
Foreign Large Value Funds - 6.9%
Fidelity International Value Fund (b)	7,496,177	57,870,487
Foreign Small Mid Growth Funds - 1.1%
Fidelity International Small Cap Opportunities Fund (b)	963,842	9,291,441
Sector Funds - 1.3%
Fidelity International Real Estate Fund (b)	1,195,099	10,743,944
Other - 6.3%
Fidelity Emerging Markets Fund (b)	655,769	16,531,943
Fidelity Japan Fund (b)	2,355,064	25,175,634
Fidelity Japan Smaller Companies Fund (b)	1,248,125	10,509,215
TOTAL OTHER		52,216,792
TOTAL EQUITY FUNDS (Cost $807,303,329)		735,370,136
Short-Term Funds - 0.2%

SSgA US Treasury Money Market Fund, 0% (Cost $1,828,042) (d)	1,828,042	1,828,042
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $909,013,653)		834,960,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		88,085
NET ASSETS - 100%		$ 835,048,798
Legend
(a) Non-income producing
(b) Affiliated company
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity International Real Estate Fund	$ 144,398
Spartan International Index Fund Investor Class	127,374
Total	$ 271,772
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Diversified International Fund Institutional Class	$ 4,138,219	$ -	$ 3,770,346	$ -
Fidelity Advisor Overseas Fund Institutional Class	103,894,578	7,283,307	14,370,895	110,054,511
Fidelity Canada Fund	8,334,438	1,470,736	955,430	10,189,954
Fidelity Diversified International Fund	146,262,827	26,389,739	33,173,509	152,250,782
Fidelity Emerging Markets Fund	13,450,637	2,337,057	1,980,558	16,531,943
Fidelity International Capital Appreciation Fund	54,442,318	13,148,365	3,537,629	72,312,930
Fidelity International Discovery Fund	143,010,613	36,697,987	24,871,430	170,911,717
Fidelity International Real Estate Fund	8,773,843	1,793,504	569,413	10,743,944
Fidelity International Small Cap Opportunities Fund	6,775,421	2,062,797	922,197	9,291,441
Fidelity International Value Fund	53,604,288	6,088,462	3,547,838	57,870,487
Fidelity Japan Fund	23,764,016	5,013,410	4,330,320	25,175,634
Fidelity Japan Smaller Companies Fund	10,196,780	1,745,861	1,467,913	10,509,215
Fidelity Overseas Fund	64,116,962	7,992,854	26,039,502	49,509,366
Spartan International Index Fund Investor Class	116,775,385	19,356,590	103,536,955	40,018,212
Total	$ 757,540,325	$ 131,380,669	$ 223,073,935	$ 735,370,136
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,377,409	$ 8,431,916	$ 4,945,493	$ -
Consumer Staples	8,488,188	7,462,654	1,025,534	-
Energy	7,426,795	4,593,774	2,833,021	-
Financials	23,286,995	13,065,880	10,221,115	-
Health Care	7,221,848	2,771,137	4,450,711	-
Industrials	13,619,055	7,716,959	5,902,096	-
Information Technology	5,602,391	2,330,356	3,272,035	-
Materials	9,921,452	5,988,818	3,932,634	-
Telecommunication Services	6,051,696	3,050,153	3,001,543	-
Utilities	2,766,706	2,174,562	592,144	-
Equity Funds	735,370,136	735,370,136	-	-
Short-Term Funds	1,828,042	1,828,042	-	-
Total Investments in Securities:	$ 834,960,713	$ 794,784,387	$ 40,176,326	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $924,056,904. Net unrealized depreciation aggregated $89,096,191, of which $42,076,255 related to appreciated investment securities and $131,172,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund
(formerly PAS Small-Mid Cap Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912861.100

SMC-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 1.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
China Automotive Systems, Inc. (a)	11,720	$ 175,214
Dana Holding Corp. (a)	14,450	218,340
Tenneco, Inc. (a)	6,900	251,574
		645,128
Diversified Consumer Services - 0.0%
DeVry, Inc.	6,350	272,669
Hotels, Restaurants & Leisure - 0.1%
Bally Technologies, Inc. (a)	11,620	455,155
International Game Technology	18,430	285,296
MGM Mirage, Inc. (a)	28,030	342,807
Ruth's Hospitality Group, Inc. (a)	40,470	199,922
The Cheesecake Factory, Inc. (a)	7,380	235,201
		1,518,381
Household Durables - 0.1%
Beazer Homes USA, Inc. (a)	25,400	105,664
D.R. Horton, Inc.	33,600	337,344
Leggett & Platt, Inc.	20,800	430,560
		873,568
Media - 0.0%
DreamWorks Animation SKG, Inc. Class A (a)	6,750	209,183
Interpublic Group of Companies, Inc. (a)	17,930	190,955
Regal Entertainment Group Class A	24,350	328,725
		728,863
Specialty Retail - 0.1%
Abercrombie & Fitch Co. Class A	5,380	270,345
hhgregg, Inc. (a)	13,890	348,222
Limited Brands, Inc.	7,460	251,178
RadioShack Corp.	12,900	238,005
		1,107,750
Textiles, Apparel & Luxury Goods - 0.0%
Coach, Inc.	4,670	264,042
Vera Bradley, Inc.	8,780	287,457
		551,499
TOTAL CONSUMER DISCRETIONARY		5,697,858
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,650	$ 343,157
Hansen Natural Corp. (a)	3,030	161,257
		504,414
Food Products - 0.1%
Corn Products International, Inc.	3,870	166,874
Del Monte Foods Co.	35,430	663,604
		830,478
TOTAL CONSUMER STAPLES		1,334,892
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Patterson-UTI Energy, Inc.	37,180	733,933
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co. Class A	6,020	229,422
Cimarex Energy Co.	980	78,929
Concho Resources, Inc. (a)	3,670	303,693
Forest Oil Corp. (a)	17,900	612,538
Newfield Exploration Co. (a)	4,360	291,379
Petrohawk Energy Corp. (a)	13,910	248,015
SM Energy Co.	1,590	79,007
Southwestern Energy Co. (a)	2,340	84,708
		1,927,691
TOTAL ENERGY		2,661,624
FINANCIALS - 0.4%
Capital Markets - 0.1%
GFI Group, Inc.	51,810	240,398
Invesco Ltd.	14,600	317,404
MF Global Holdings Ltd. (a)	65,460	513,861
TD Ameritrade Holding Corp.	46,060	771,044
TradeStation Group, Inc. (a)	47,100	299,556
Waddell & Reed Financial, Inc. Class A	20,430	629,244
		2,771,507
Commercial Banks - 0.1%
FirstMerit Corp.	34,230	596,458
Huntington Bancshares, Inc.	81,440	475,202
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	18,800	$ 141,564
Regions Financial Corp.	29,990	161,346
		1,374,570
Diversified Financial Services - 0.0%
Interactive Brokers Group, Inc.	12,090	221,731
Insurance - 0.1%
Delphi Financial Group, Inc. Class A	18,270	469,174
Lincoln National Corp.	11,780	281,306
PartnerRe Ltd.	2,000	155,000
Platinum Underwriters Holdings Ltd.	13,800	596,574
		1,502,054
Real Estate Investment Trusts - 0.0%
Associated Estates Realty Corp.	2,170	32,442
Cedar Shopping Centers, Inc.	34,540	209,312
Chesapeake Lodging Trust	11,340	215,687
Post Properties, Inc.	12,110	412,588
		870,029
Real Estate Management & Development - 0.1%
Coresite Realty Corp.	4,990	64,271
Jones Lang LaSalle, Inc.	10,260	818,953
		883,224
TOTAL FINANCIALS		7,623,115
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Amarin Corp. PLC ADR (a)	45,000	262,350
BioMarin Pharmaceutical, Inc. (a)	8,870	240,200
Chelsea Therapeutics International Ltd. (a)	30,890	167,733
Incyte Corp. (a)	3,710	53,832
Neurocrine Biosciences, Inc. (a)	11,200	81,536
ONYX Pharmaceuticals, Inc. (a)	13,240	389,918
Theravance, Inc. (a)	10,510	262,540
		1,458,109
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. (a)	16,030	262,892
Immucor, Inc. (a)	7,590	139,428
Kinetic Concepts, Inc. (a)	5,230	207,683
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	3,050	$ 77,638
Volcano Corp. (a)	4,680	124,254
		811,895
Health Care Providers & Services - 0.1%
American Dental Partners, Inc. (a)	3,320	41,002
BioScrip, Inc. (a)	24,500	98,490
Community Health Systems, Inc. (a)	4,380	139,547
Emergency Medical Services Corp. Class A (a)	2,950	146,143
Hanger Orthopedic Group, Inc. (a)	5,210	99,928
HealthSouth Corp. (a)	8,820	158,760
Omnicare, Inc.	8,490	195,779
		879,649
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	10,040	176,202
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. (a)	3,610	117,867
Sequenom, Inc. (a)	6,070	41,701
		159,568
Pharmaceuticals - 0.0%
Impax Laboratories, Inc. (a)	7,480	133,892
King Pharmaceuticals, Inc. (a)	14,920	211,118
Valeant Pharmaceuticals International, Inc.	7,224	186,885
Watson Pharmaceuticals, Inc. (a)	2,350	114,539
		646,434
TOTAL HEALTH CARE		4,131,857
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. (a)	20,640	732,720
Construction & Engineering - 0.0%
AECOM Technology Corp. (a)	6,050	155,848
Machinery - 0.2%
AGCO Corp. (a)	12,940	584,112
Bucyrus International, Inc. Class A	7,640	681,182
CNH Global NV (a)	9,600	397,632
Commercial Vehicle Group, Inc. (a)	16,090	227,995
Cummins, Inc.	5,740	557,469
Joy Global, Inc.	6,260	477,763
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	23,190	$ 784,286
Terex Corp. (a)	21,410	519,835
		4,230,274
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	3,700	54,316
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	23,780	466,564
TOTAL INDUSTRIALS		5,639,722
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Blue Coat Systems, Inc. (a)	18,010	479,066
Emulex Corp. (a)	28,810	326,129
Oclaro, Inc. (a)	5,410	52,477
Sycamore Networks, Inc.	6,760	202,935
		1,060,607
Computers & Peripherals - 0.0%
Synaptics, Inc. (a)	8,580	244,530
Western Digital Corp. (a)	15,010	502,835
		747,365
Internet Software & Services - 0.0%
VistaPrint Ltd. (a)	13,100	528,192
IT Services - 0.0%
Genpact Ltd. (a)	20,500	285,360
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. (a)	39,460	287,663
Avago Technologies Ltd.	2,900	75,719
Fairchild Semiconductor Intl, Inc. (a)	25,520	358,556
Marvell Technology Group Ltd. (a)	5,000	96,450
Netlogic Microsystems, Inc. (a)	10,620	331,344
		1,149,732
Software - 0.1%
Ariba, Inc. (a)	26,540	537,037
BMC Software, Inc. (a)	4,460	198,024
DemandTec, Inc. (a)	62,480	646,668
Nuance Communications, Inc. (a)	12,300	217,403
Pegasystems, Inc.	7,790	241,101
Rovi Corp. (a)	4,610	254,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	17,790	$ 317,729
Sourcefire, Inc. (a)	2,450	66,469
		2,478,765
TOTAL INFORMATION TECHNOLOGY		6,250,021
MATERIALS - 0.1%
Chemicals - 0.1%
Albemarle Corp.	2,280	123,325
Ashland, Inc.	6,080	309,350
Celanese Corp. Class A	10,740	397,380
CF Industries Holdings, Inc.	2,920	352,648
Rockwood Holdings, Inc. (a)	6,800	259,556
Westlake Chemical Corp.	6,310	238,266
		1,680,525
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,360	114,974
Metals & Mining - 0.0%
Compass Minerals International, Inc.	1,500	123,900
Reliance Steel & Aluminum Co.	8,430	374,714
Royal Gold, Inc.	3,090	159,197
Walter Energy, Inc.	2,300	236,072
		893,883
TOTAL MATERIALS		2,689,382
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	14,300	172,744
Qwest Communications International, Inc.	11,850	82,950
		255,694
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	6,530	253,103
TOTAL TELECOMMUNICATION SERVICES		508,797
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Northeast Utilities	11,750	$ 365,425
UIL Holdings Corp.	16,060	471,682
		837,107
Gas Utilities - 0.0%
National Fuel Gas Co. New Jersey	2,310	146,362
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	42,780	462,452
Multi-Utilities - 0.0%
CMS Energy Corp.	12,650	227,321
Wisconsin Energy Corp.	4,670	281,227
		508,548
Water Utilities - 0.0%
American Water Works Co., Inc.	12,910	316,424
TOTAL UTILITIES		2,270,893
TOTAL COMMON STOCKS (Cost $36,108,518)		38,808,161
Equity Funds - 97.8%

Mid-Cap Blend Funds - 7.7%
FMI Common Stock Fund	2,020,442	47,399,559
Royce Premier Fund (a)	2,703,047	50,844,305
Royce Value Fund Service Class (a)	4,764,775	56,319,640
TOTAL MID-CAP BLEND FUNDS		154,563,504
Mid-Cap Growth Funds - 4.4%
iShares Russell Midcap Growth Index ETF	1,652,600	88,397,574
Mid-Cap Value Funds - 4.7%
iShares Russell Midcap Value Index ETF	2,231,400	94,031,196
Sector Funds - 9.8%
FBR Small Cap Financial Fund	1,218,273	22,111,663
Fidelity Advisor Real Estate Fund Institutional Class (b)	4,400,659	69,354,385
Fidelity Utilities Portfolio (b)	687,296	32,536,606
John Hancock Regional Bank Class A	1,588,243	22,219,520
Equity Funds - continued
	Shares	Value
Sector Funds - continued
RS Technology Fund Class A (a)	2,047,503	$ 39,127,773
SPDR S&P Oil & Gas Exploration & Production ETF	271,800	13,095,324
TOTAL SECTOR FUNDS		198,445,271
Small Blend Funds - 15.0%
CRM Small Cap Value Fund Investor Class (a)	176	3,729
Dreyfus Opportunistic Small Cap Fund (a)	179	4,970
ING Small Company Fund Class A (a)	394	4,974
iShares Russell 2000 Index ETF	3,800	276,260
Keeley Small Cap Value Fund Class A	667,764	15,318,517
Natixis Vaughan Nelson Small Cap Value Fund Class A	823,361	21,119,203
Perritt Emerging Opportunities Fund (a)	1,039,305	11,931,221
Perritt MicroCap Opportunities Fund (a)	1,891,279	48,133,051
Royce Micro-Cap Fund Service Class	2,650,864	43,368,131
RS Partners Fund Class A (a)	2,014,888	60,809,327
T. Rowe Price Small-Cap Value Fund	2,051,539	69,916,457
Wells Fargo Small Cap Value Fund Class A	992,934	30,403,647
TOTAL SMALL BLEND FUNDS		301,289,487
Small Growth Funds - 34.2%
Alger Small Cap Growth Institutional Fund Class I (a)	1,473,757	38,244,000
Aston/TAMRO Small Cap Fund Class N (a)	2,043,176	41,394,742
Baron Small Cap Fund (a)	1,879,936	42,223,366
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	187	3,778
Buffalo Small Cap Fund	673,385	16,336,317
Champlain Small Company Fund Advisor Class	5,833,622	79,045,575
Franklin Small Cap Growth Fund II Class A (a)	364	3,992
ING SmallCap Opportunities Fund Class A (a)	497,721	17,684,043
iShares Russell 2000 Growth Index ETF	1,357,400	110,560,230
JPMorgan Small Capital Equity Fund Class A	39	1,280
Lord Abbett Small Cap Blend Fund (a)	1,642,818	23,311,588
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,379	7,225,419
MFS New Discovery Fund A Shares (a)	3,063,024	71,307,190
Munder Micro-Cap Equity Fund Class A	89	2,413
Oberweis Emerging Growth Fund (a)	831,217	16,316,791
Perimeter Small Cap Growth Fund Investor Shares (a)	3,314,110	35,726,103
RS Emerging Growth Fund Class A (a)	1,903,979	75,378,531
The Brown Capital Management Small Co. Fund Institutional Shares (a)	542,740	22,181,779
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Turner Small Cap Growth Fund Class I (a)	1,155,829	$ 36,616,672
Wasatch Small Cap Growth Fund (a)	578	21,668
William Blair Small Cap Growth Fund Class N (a)	2,594,293	55,907,015
TOTAL SMALL GROWTH FUNDS		689,492,492
Small Value Funds - 22.0%
American Century Small Cap Value Fund	720	5,984
Aston/River Road Small Cap Value Class N	681,167	8,174,008
Diamond Hill Small Cap Fund Class A (a)	250	6,166
Fidelity Small Cap Value Fund (b)	4,157,006	60,151,883
Goldman Sachs Small Cap Value Fund Class A	1,477,744	54,218,417
HighMark Small Cap Value Fund Class A	1,424,663	17,851,028
iShares Russell 2000 Value Index ETF	2,144,600	141,672,272
Northern Small Cap Value Fund	2,085,929	29,599,331
Perkins Small Cap Value Fund Class J (a)	255	5,950
Royce Opportunity Fund Service Class (a)	7,371,657	78,876,728
Rydex/SGI Mid Cap Value Fund Class A	1,745,417	53,305,024
TOTAL SMALL VALUE FUNDS		443,866,791
Other - 0.0%
Kinetics Small Cap Opportunities Fund (a)	82	1,889
TOTAL EQUITY FUNDS (Cost $1,647,663,046)		1,970,088,204
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class I (b)	56,605	56,605
SSgA US Treasury Money Market Fund, 0% (c)	5,012,646	5,012,646
TOTAL SHORT-TERM FUNDS (Cost $5,069,251)		5,069,251
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,688,840,815)		2,013,965,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		(355,575)
NET ASSETS - 100%		$ 2,013,610,041
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 477,575
Fidelity Institutional Money Market Portfolio Class I	5,561
Fidelity Small Cap Value Fund	146,355
$ 629,491
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 23,563,499	$ 60,897,735	$ 24,383,393	$ 69,354,385
Fidelity Small Cap Value Fund	45,552,687	9,598,532	1,192,759	60,151,883
Fidelity Utilities Portfolio	-	30,031,302	50,205	32,536,606
Total	$ 69,116,186	$ 100,527,569	$ 25,626,357	$ 162,042,874
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,691,153,827. Net unrealized appreciation aggregated $322,811,789, of which $335,474,335 related to appreciated investment securities and $12,662,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity Fund
(formerly PAS U.S. Opportunity Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912877.100

SUO-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 9.2%
BNY Mellon Large Capital Stock Fund	3,586,852	$ 28,910,027
Clipper Fund	359,643	21,175,794
Dreyfus Disciplined Stock	535,940	15,231,419
Fidelity Advisor Diversified Stock Fund Institutional Class (b)	4,025,576	57,605,999
Fidelity Mega Cap Stock Fund Institutional Class (b)	6,420,920	59,521,928
Oakmark Fund Class I	402,509	15,903,139
Oakmark Select Fund Class I	786,889	20,640,101
TOTAL LARGE BLEND FUNDS		218,988,407
Large Growth Funds - 9.6%
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,278,549	39,236,621
Fidelity Contrafund (b)	1,619,706	106,009,782
Fidelity Growth Company Fund (b)	97,301	7,725,738
T. Rowe Price Growth Stock Fund Advisor Class (a)	2,504,857	76,548,444
TOTAL LARGE GROWTH FUNDS		229,520,585
Large Value Funds - 15.2%
American Beacon Large Cap Value Fund Plan Ahead Class	1,336,519	23,295,526
American Century Equity Income Fund Investor Class	5,460,506	37,622,885
BlackRock Equity Dividend Fund Investor A Class	5,808,856	96,020,395
Franklin Equity Income Fund - A Class	1,217,431	19,430,191
Franklin Mutual Shares Fund Class A	2,511,778	49,833,683
Hotchkis and Wiley Diversified Value Fund Class A	1,572,538	14,215,746
Hotchkis and Wiley Large Cap Value Fund Class A (a)	2,723,207	40,875,330
T. Rowe Price Value Fund Advisor Class	8,915	193,018
The Yacktman Fund	3,332,594	54,487,905
Yacktman Focused Fund	1,601,276	27,589,990
TOTAL LARGE VALUE FUNDS		363,564,669
Mid-Cap Growth Funds - 5.7%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	3,940,142	136,131,890
Mid-Cap Value Funds - 1.4%
American Century Mid Cap Value Fund Investor Class	479,589	5,615,987
JPMorgan Value Advantage Fund Select Class	534,453	9,230,005
RidgeWorth Mid-Cap Value Equity I Shares	1,619,398	18,444,941
TOTAL MID-CAP VALUE FUNDS		33,290,933
Equity Funds - continued
	Shares	Value
Sector Funds - 58.4%
Fidelity Advisor Consumer Staples Fund Institutional Class (b)	1,302,005	$ 86,544,241
Fidelity Advisor Materials Fund Institutional Class (b)	65,854	4,142,246
Fidelity Air Transportation Portfolio (a)(b)	411,924	17,292,587
Fidelity Banking Portfolio (b)	4,214,408	67,388,391
Fidelity Biotechnology Portfolio (a)(b)	564,636	38,440,437
Fidelity Brokerage & Investment Management Portfolio (b)	745,139	34,947,040
Fidelity Chemicals Portfolio (b)	516,645	45,867,736
Fidelity Communications Equipment Portfolio (b)	2,349,322	57,534,904
Fidelity Computers Portfolio (a)(b)	694,236	37,301,322
Fidelity Consumer Discretionary Portfolio (b)	1,363,382	32,434,867
Fidelity Energy Portfolio (b)	1,667,457	79,854,522
Fidelity Energy Service Portfolio (b)	1,129,125	77,051,509
Fidelity Gold Portfolio (b)	551,009	30,443,239
Fidelity Industrial Equipment Portfolio (b)	1,323,522	41,015,932
Fidelity Industrials Portfolio (b)	3,064,368	67,232,235
Fidelity Insurance Portfolio (b)	1,244,269	55,096,228
Fidelity IT Services Portfolio (a)(b)	401,315	8,010,251
Fidelity Leisure Portfolio (b)	631,300	56,936,910
Fidelity Medical Delivery Portfolio (a)(b)	275,926	12,902,309
Fidelity Multimedia Portfolio (b)	845,545	34,430,584
Fidelity Natural Resources Portfolio (b)	1,906,597	60,324,716
Fidelity Pharmaceuticals Portfolio (b)	5,700,339	67,834,038
Fidelity Real Estate Investment Portfolio (b)	938,734	23,055,313
Fidelity Retailing Portfolio (b)	357,247	18,541,115
Fidelity Software & Computer Services Portfolio (a)(b)	514,174	43,632,801
Fidelity Technology Portfolio (a)(b)	1,071,244	96,658,331
Fidelity Telecom and Utilities Fund (b)	4,623,184	69,902,545
Fidelity Telecommunications Portfolio (b)	587,064	25,930,610
Fidelity Transportation Portfolio (b)	1,094,581	58,768,080
Fidelity Utilities Portfolio (b)	14,309	677,388
Franklin Gold and Precious Metals Fund Class A	343,445	19,050,894
T. Rowe Price Real Estate Fund Advisor Class	1,353,310	23,141,597
TOTAL SECTOR FUNDS		1,392,384,918
Equity Funds - continued
	Shares	Value
Small Blend Funds - 0.0%
Natixis Vaughan Nelson Small Cap Value Fund Class A	8,614	$ 220,955
Small Value Funds - 0.5%
Northern Small Cap Value Fund	786,190	11,156,042
TOTAL EQUITY FUNDS (Cost $2,111,323,682)		2,385,258,399
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,111,323,682)		2,385,258,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,688)
NET ASSETS - 100%		$ 2,385,216,711
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Banking Portfolio	$ 12,854
Fidelity Brokerage & Investment Management Portfolio	11,904
Fidelity Chemicals Portfolio	6,041
Fidelity Construction & Housing Portfolio	6,624
Fidelity Consumer Discretionary Portfolio	6,369
Fidelity Consumer Staples Portfolio	103,834
Fidelity Electronics Portfolio	10,774
Fidelity Equity-Income Fund	13,986
Fidelity Industrial Equipment Portfolio	15,035
Fidelity Industrials Portfolio	28,136
Fidelity Insurance Portfolio	1,453
Fidelity Large Cap Stock Fund	25,245
Fidelity Leisure Portfolio	12,173
Fidelity Materials Portfolio	30
Fidelity Mega Cap Stock Fund Institutional Class	143,438
Fund	Income Earned
Fidelity Multimedia Portfolio	$ 2,734
Fidelity Pharmaceuticals Portfolio	50,257
Fidelity Real Estate Investment Portfolio	164,170
Fidelity Retailing Portfolio	3,583
Fidelity Telecom and Utilities Fund	767,330
Fidelity Telecommunications Portfolio	46,020
Fidelity Transportation Portfolio	744
Fidelity Utilities Portfolio	28,199
$ 1,460,933
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ -	$ 78,440,276	$ -	$ 86,544,241
Fidelity Advisor Diversified Stock Fund Institutional Class	-	56,259,028	-	57,605,999
Fidelity Advisor Large Cap Fund Institutional Class	-	37,172,422	1,686,892	39,236,621
Fidelity Advisor Materials Fund Institutional Class	-	4,000,000	-	4,142,246
Fidelity Air Transportation Portfolio	3,866,357	11,891,554	-	17,292,587
Fidelity Automotive Portfolio	1,743,609	34,729	1,887,216	-
Fidelity Banking Portfolio	21,375,887	48,595,439	-	67,388,391
Fidelity Biotechnology Portfolio	12,208,979	57,139,791	33,208,462	38,440,437
Fidelity Brokerage & Investment Management Portfolio	12,226,704	36,367,931	12,038,913	34,947,040
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Chemicals Portfolio	$ 10,126,565	$ 28,379,880	$ -	$ 45,867,736
Fidelity Communications Equipment Portfolio	4,170,193	50,051,442	1,686,892	57,534,904
Fidelity Computers Portfolio	21,247,952	9,533,642	-	37,301,322
Fidelity Construction & Housing Portfolio	5,657,123	6,624	5,389,553	-
Fidelity Consumer Discretionary Portfolio	12,336,886	20,218,712	2,972,438	32,434,867
Fidelity Consumer Staples Portfolio	78,631,934	103,834	77,332,014	-
Fidelity Contrafund	9,342,692	89,099,706	8,000,000	106,009,782
Fidelity Dividend Growth Fund	12,171,207	-	11,699,120	-
Fidelity Electronics Portfolio	6,573,859	10,774	6,420,121	-
Fidelity Energy Portfolio	20,729,721	56,147,095	4,469,643	79,854,522
Fidelity Energy Service Portfolio	10,674,168	60,081,588	4,647,530	77,051,509
Fidelity Equity-Income Fund	3,635,371	13,986	3,606,017	-
Fidelity Financial Services Portfolio	28,207,580	-	26,922,486	-
Fidelity Gold Portfolio	10,356,133	13,687,920	-	30,443,239
Fidelity Growth Company Fund	8,412,421	-	2,000,000	7,725,738
Fidelity Health Care Portfolio	12,292,020	519	11,827,951	-
Fidelity Industrial Equipment Portfolio	13,110,256	28,936,485	6,000,000	41,015,932
Fidelity Industrials Portfolio	25,871,350	33,289,557	-	67,232,235
Fidelity Insurance Portfolio	12,075,835	42,835,764	-	55,096,228
Fidelity IT Services Portfolio	7,616,070	-	801,739	8,010,251
Fidelity Large Cap Stock Fund	18,067,673	21,936,132	37,172,422	-
Fidelity Leisure Portfolio	5,875,628	47,584,007	1,898,874	56,936,910
Fidelity Leveraged Company Stock Fund	1,272,950	-	1,285,094	-
Fidelity Materials Portfolio	795,444	484	793,155	-
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Medical Delivery Portfolio	$ 15,740,179	$ 13,123,897	$ 16,510,361	$ 12,902,309
Fidelity Medical Equipment & Systems Portfolio	12,314,778	-	11,540,552	-
Fidelity Mega Cap Stock Fund	-	29,530,106	26,567,122	-
Fidelity Mega Cap Stock Fund Institutional Class	-	54,982,521	-	59,521,928
Fidelity Multimedia Portfolio	557,760	30,905,746	-	34,430,584
Fidelity Natural Resources Portfolio	9,204,855	45,872,794	-	60,324,716
Fidelity Pharmaceuticals Portfolio	27,465,440	34,772,928	-	67,834,038
Fidelity Real Estate Investment Portfolio	-	34,944,255	13,471,799	23,055,313
Fidelity Retailing Portfolio	16,167,064	1,065,549	1,152,114	18,541,115
Fidelity Small Cap Value Fund	2,039,069	-	2,153,321	-
Fidelity Software & Computer Services Portfolio	19,136,363	18,794,187	-	43,632,801
Fidelity Technology Portfolio	32,277,989	49,836,834	-	96,658,331
Fidelity Telecom and Utilities Fund	821,343	64,273,672	-	69,902,545
Fidelity Telecommunications Portfolio	7,234,773	18,624,466	3,000,000	25,930,610
Fidelity Transportation Portfolio	3,122,125	49,960,126	-	58,768,080
Fidelity Utilities Portfolio	6,270,653	28,199	6,343,443	677,388
Fidelity Wireless Portfolio	1,166,992	-	1,172,403	-
Total	$ 544,191,950	$ 1,278,534,601	$ 345,657,647	$ 1,620,292,495
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $2,112,320,497. Net unrealized appreciation aggregated $272,937,902, of which $280,545,399 related to appreciated investment securities and $7,607,497 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity II
Fund (formerly PAS U.S. Opportunity
Fidelity Fund of Funds®)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912853.100

SUI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 11.0%
Fidelity Advisor Diversified Stock Fund Institutional Class	1,633,335	$ 23,373,018
Fidelity Mega Cap Stock Fund Institutional Class	3,744,005	34,706,925
Spartan 500 Index Fund Investor Class	88,294	3,703,031
TOTAL LARGE BLEND FUNDS		61,782,974
Large Growth Funds - 2.8%
Fidelity Contrafund	238,869	15,633,947
Sector Funds - 86.2%
Fidelity Advisor Consumer Staples Fund Institutional Class	750,846	49,908,707
Fidelity Advisor Materials Fund Institutional Class	34,487	2,169,225
Fidelity Air Transportation Portfolio (a)	183,291	7,694,543
Fidelity Banking Portfolio	1,471,792	23,533,950
Fidelity Biotechnology Portfolio (a)	21,091	1,435,893
Fidelity Brokerage & Investment Management Portfolio	210,221	9,859,378
Fidelity Chemicals Portfolio	171,159	15,195,454
Fidelity Communications Equipment Portfolio	234,363	5,739,542
Fidelity Computers Portfolio (a)	252,862	13,586,260
Fidelity Consumer Discretionary Portfolio	350,007	8,326,656
Fidelity Energy Portfolio	329,090	15,760,111
Fidelity Energy Service Portfolio	302,588	20,648,581
Fidelity Gold Portfolio	156,772	8,661,632
Fidelity Industrial Equipment Portfolio	152,911	4,738,718
Fidelity Industrials Portfolio	1,152,270	25,280,808
Fidelity Insurance Portfolio	469,506	20,789,743
Fidelity IT Services Portfolio (a)	557,477	11,127,245
Fidelity Leisure Portfolio	276,511	24,938,565
Fidelity Medical Delivery Portfolio (a)	236,488	11,058,198
Fidelity Medical Equipment & Systems Portfolio (a)	218,526	5,583,351
Fidelity Multimedia Portfolio	297,505	12,114,412
Fidelity Natural Resources Portfolio	1,038,923	32,871,532
Fidelity Pharmaceuticals Portfolio	2,001,866	23,822,201
Fidelity Real Estate Investment Portfolio	402,899	9,895,197
Fidelity Retailing Portfolio	329,009	17,075,568
Fidelity Software & Computer Services Portfolio (a)	333,650	28,313,537
Fidelity Technology Portfolio (a)	270,733	24,428,266
Fidelity Telecom and Utilities Fund	1,674,902	25,324,517
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Telecommunications Portfolio	213,474	$ 9,429,145
Fidelity Transportation Portfolio	279,696	15,016,853
TOTAL SECTOR FUNDS		484,327,788
TOTAL EQUITY FUNDS (Cost $504,916,284)		561,744,709
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $504,916,284)		561,744,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,894)
NET ASSETS - 100%		$ 561,732,815
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $506,626,379. Net unrealized appreciation aggregated $55,118,330, of which $69,816,510 related to appreciated investment securities and $14,698,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 31, 2011